Share-based Compensation - Fair Value Assumptions (Details) - Class A-2 profits interests - Virtu Financial, LLC and subsidiaries	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted-average assumptions used in estimating grant date fair values
Expected life (in years)	6 months	6 months	1 year 6 months
Weighted average risk free interest rate (as a percent)	0.12%	0.10%	0.20%
Expected stock price volatility (as a percent)	25.00%	25.00%	30.00%